Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	61,315,970
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 41,081,699.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,673.38
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of shares of common stock, $0.001 par value per share (the "Common Stock"), of MicroVision, Inc.(the "Registrant"), which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (2) Estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee, based on the average of the high and low prices of shares of the Registrant's Common Stock, as reported on the Nasdaq Global Market on April 22, 2026. The shares offered hereunder may be sold by the selling stockholder from time to time in the open market, through privately negotiated transactions, or a combination of these methods at market prices prevailing at the time of sale or at negotiated prices.